Staff costs and Directors' remuneration - Summary of Staff Costs (Detail) - Costs by employer [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs
Wages and salaries	$ 1,808	$ 1,604	$ 1,315
Social security costs	143	117	86
Pension and other post-retirement benefits:
Defined benefit plans (note 27)	4	2	2
Defined contribution plans	58	53	41
Total staff costs	2,013	1,776	1,444
Expenses borne by IHG [member]
Pension and other post-retirement benefits:
Total staff costs	747	646	569
Expenses borne by system fund or reimbursed [member]
Pension and other post-retirement benefits:
Total staff costs	$ 1,266	$ 1,130	$ 875